Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	256 Months Ended	258 Months Ended	259 Months Ended		260 Months Ended	262 Months Ended		273 Months Ended	274 Months Ended	430 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.80%		0.91%				1.04%												3.98%
Performance Inception Date		Feb. 19, 1988
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			1.78%		0.90%				1.00%								2.05%
Performance Inception Date		Feb. 19, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.59%		0.69%				0.69%											2.08%
Performance Inception Date		Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			2.53%		0.66%				0.87%								1.99%
Performance Inception Date		Feb. 19, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			4.22%		1.23%				1.05%									1.98%
Performance Inception Date		Mar. 15, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			4.40%		1.42%				1.26%										2.33%
Performance Inception Date		Mar. 19, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.71%		1.71%				1.56%		2.11%
Performance Inception Date		Aug. 08, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.17%		0.63%				0.66%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.76%		0.88%				0.82%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			4.74%		1.82%	1.64%
Performance Inception Date		Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			4.50%		1.61%				1.46%			2.20%
Performance Inception Date		Sep. 16, 2002
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.66%	(0.89%)
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			4.76%	(0.86%)
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			3.63%		0.70%				0.55%						1.40%
Performance Inception Date		Jun. 13, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			3.64%		0.73%				0.56%					1.43%
Performance Inception Date		May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			4.15%		1.17%				1.01%				1.82%
Performance Inception Date		Jun. 26, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			4.47%		1.47%				1.31%				2.16%
Performance Inception Date		Jun. 26, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			4.77%		1.77%				1.61%							2.53%
Performance Inception Date		May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			4.83%		1.82%				1.67%	2.23%
Performance Inception Date		May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			3.92%		0.99%			0.81%
Performance Inception Date		Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			4.67%		1.67%		1.47%
Performance Inception Date		Nov. 20, 2015
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%		1.10%				1.81%		2.88%
Bloomberg U.S. Government/Credit 1-7 Years ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.73%		1.33%				1.39%		2.08%
Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.09%		1.28%				1.55%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). There is no change in the fund’s investment strategies as a result of the benchmark change. The fund has selected the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index to replace the Bloomberg U.S. Government/Credit 1–7 Years ex BBB Index as its secondary market index. The fund’s investment adviser believes that the Bloomberg 75% Government Credit 1–7 Years 25% Securitized Index provides a means to compare the fund’s results to a benchmark that is more representative of the fund’s investment universe.